Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Great Lakes Power Transmission LP [Member]
Summary of Determination of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the determination of the final fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Cash and cash equivalents	5
Property, plant and equipment	221
Intangible assets	1
Regulatory assets	50
Goodwill	159
Working capital	(2)
Long-term debt	(186)
Pension and post-employment benefit liabilities, net	(5)
Deferred income taxes	(17)

226

Acquisition of Woodstock Hydro [Member]
Summary of Determination of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Working capital	4
Property, plant and equipment	27
Intangible assets	1
Deferred income tax assets	2
Goodwill	22
Long-term debt	(17)
Derivative instruments	(3)
Post-retirement and post-employment benefit liability	(1)
Regulatory liabilities	(1)
Other long-term liabilities	(2)

32

Acquisition of Haldimand Hydro [Member]
Summary of Determination of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Cash and cash equivalents	3
Working capital	5
Property, plant and equipment	52
Deferred income tax assets	1
Goodwill	33
Long-term debt	(18)
Regulatory liabilities	(3)

73